DEFERRED TAX LIABILITIES	12 Months Ended
Mar. 31, 2025
DEFERRED TAX LIABILITIES
DEFERRED TAX LIABILITIES

12. DEFERRED TAX LIABILITIES

	As of March 31,
	2025	2024
	US$’000	US$’000
Deferred tax liabilities	1,256	1,273

The following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant and equipment	Withholding tax on undistributed profits (1)	Total
	US$’000	US$’000	US$’000
As of March 31, 2023	1,316	-	1,316
Recognized in statements of income	(43)	-	(43)
As of March 31, 2024	1,273	-	1,273
Recognized in statements of income	(17)	-	(17)
As of March 31, 2025	1,256	-	1,256

(1)

On February 22, 2008, the State Administration of Taxation of China issued Circular [2008] No. 001, which states that dividends distributed after January 1, 2008, and derived from profits accumulated prior to January 1, 2008, will be exempt from withholding tax when distributed to foreign non-resident enterprise investors. As a result, there should be no deferred tax liabilities recognized for the undistributed profits accumulated by the Company’s PRC subsidiaries through December 31, 2007.